Research, development, sales, marketing and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Research and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Summary of research, development, sales, marketing and administrative expenses

DKK thousand	2021	2020	2019
Staff costs, cf. note 7	-239,512	-204,210	-178,089
Depreciation and impairment losses, property, plant and equipment and right-of-use assets, cf. note 13-15	-20,636	-17,417	-4,422
Other external research and development costs	-328,305	-382,454	-378,912
Total research and development costs	-588,453	-604,081	-561,423

Sale and marketing expenses.
Disclosure of attribution of expenses by nature to their function [line items]
Summary of research, development, sales, marketing and administrative expenses

DKK thousand	2021	2020	2019
Staff costs, cf. note 7	-145,245	-130,568	0
Depreciation and impairment losses, property, plant and equipment and right-of-use assets, cf. note 13-15	-92	-640	0
Other external sale and marketing costs	-229,932	-154,048	0
Total Sale and Marketing expenses	-375,269	-285,256	0

Administrative expenses.
Disclosure of attribution of expenses by nature to their function [line items]
Summary of research, development, sales, marketing and administrative expenses

DKK thousand	2021	2020	2019
Staff costs, cf. note 7	-127,630	-78,639	-40,141
Depreciation and impairment losses, property, plant and equipment and right-of-use assets, cf. note 13-15	-4,390	-5,042	0
Other external administrative costs	-128,967	-119,089	-27,740
Total Administrative expenses	-260,987	-202,770	-67,881